Condendsed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Treasury bills and other eligible bills		€ 94	€ 248
Deposits from banks/Loans and advances to banks		(2,615)	(1,416)
Cash and balances with central banks		52,171	38,276
Cash and cash equivalents at end of year		49,650	37,108
Interest received		14,784	13,447
Interest paid		(7,575)	(7,005)
Interest income (expense)		7,208	6,442
Dividend received	[1]	67	67
Dividend paid		€ (1,714)	€ (1,673)

[1]

Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, and from Investments in associates and joint ventures. Dividend paid and received from trading positions have been included.